Schedule of Investments

ARK Fintech Innovation ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–96.2%

Banks - 2.0%
NU Holdings Ltd., Class A (Brazil)*	1,745,082	$18,951,590

Broadline Retail - 6.2%
Global-e Online Ltd. (Israel)*	1,032,308	34,613,287
MercadoLibre, Inc. (Brazil)*	17,659	25,759,184
Total Broadline Retail		60,372,471

Capital Markets - 16.1%
Coinbase Global, Inc., Class A*	500,896	102,147,721
Intercontinental Exchange, Inc.	84,018	10,818,158
Robinhood Markets, Inc., Class A*	2,636,693	43,479,067
Total Capital Markets		156,444,946

Consumer Finance - 5.7%
Kaspi.KZ JSC (Kazakhstan)(a)	171,500	20,195,840
SoFi Technologies, Inc.*	5,210,087	35,324,390
Total Consumer Finance		55,520,230

Entertainment - 9.1%
ROBLOX Corp., Class A*	788,503	28,039,167
Roku, Inc.*	561,247	32,361,502
Sea Ltd. (Singapore)*(a)	232,104	14,666,652
Spotify Technology SA*	48,467	13,592,085
Total Entertainment		88,659,406

Financial Services - 18.1%
Adyen NV (Netherlands)*(b)	31,949	38,535,329
AvidXchange Holdings, Inc.*	1,111,574	12,960,953
Block, Inc.*	1,107,367	80,837,791
StoneCo Ltd., Class A (Brazil)*	92	1,435
Toast, Inc., Class A*	1,812,598	42,831,691
Total Financial Services		175,167,199

Health Care Technology - 1.0%
Teladoc Health, Inc.*	753,070	9,601,642

Hotels, Restaurants & Leisure - 7.0%
DraftKings, Inc., Class A*	1,633,834	67,902,141

Insurance - 2.1%
Discovery Ltd. (South Africa)	3,188,038	20,366,856

Interactive Media & Services - 7.2%
LY Corp. (Japan)	6,872,230	16,693,094
Meta Platforms, Inc., Class A	48,481	20,855,072
Pinterest, Inc., Class A*	965,797	32,305,910
Reddit, Inc., Class A*	3,851	171,138
Total Interactive Media & Services		70,025,214

IT Services - 7.2%
Shopify, Inc., Class A (Canada)*	996,182	69,931,976
Twilio, Inc., Class A*	92	5,509
Total IT Services		69,937,485

Media - 0.2%
Ibotta, Inc., Class A*	14,706	1,503,983

Real Estate Management & Development - 0.8%
Zillow Group, Inc., Class C*	188,416	8,020,869

Semiconductors & Semiconductor Equipment - 1.1%
NVIDIA Corp.	12,286	10,615,350

Investments	Shares	Value

Software - 12.4%
BILL Holdings Inc*	224,138	$13,977,246
Crowdstrike Holdings, Inc., Class A*	30,334	8,873,908
Intuit, Inc.	48,686	30,458,935
Palantir Technologies, Inc., Class A*	892,616	19,610,774
UiPath, Inc., Class A*	2,485,578	47,151,415
Total Software		120,072,278
Total Common Stocks
(Cost $1,222,545,173)		933,161,660
EXCHANGE - TRADED FUND–3.8%

Financial Services - 3.8%
ARK 21Shares Bitcoin ETF*†
(Cost $40,089,552)	629,903	37,214,669
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.16% (c)
(Cost $1,362,606)	1,362,606	1,362,606
Total Investments–100.1%
(Cost $1,263,997,331)		971,738,935
Liabilities in Excess of Other Assets–(0.1)%		(792,238)
Net Assets–100.0%		$970,946,697

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of April 30, 2024.

Schedule of Investments (Continued)

ARK Fintech Innovation ETF

April 30, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Exchange - Traded Fund — 3.8%
Financial Services — 3.8%
ARK 21Shares Bitcoin ETF
–	40,089,552	–	–	(2,874,883)	–	–	629,903	37,214,669
$–	$40,089,552	$–	$–	$(2,874,883)	$–	$–	629,903	$37,214,669

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2024, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$933,161,660	$–	$–	$933,161,660
Exchange - Traded Fund	37,214,669	–	–	37,214,669
Money Market Fund	1,362,606	–	–	1,362,606
Total	$971,738,935	$–	$–	$971,738,935

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.